Insurance Contracts - Summary of Investment Income and Expenses and Insurance Finance Income and Expense (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩)
Investment Income Expenses [Abstract]
Net interest income (expenses)	₩ 12,141,717	$ 9,405,112	₩ 11,515,325	[1]	₩ 11,229,572	[2]
Dividend income	47,769		37,125		33,805
Insurance Finance Income Expenses [Abstract]
Other insurance finance income (expenses)	(459,135)	$ (355,652)	841,227	[1]	₩ 0	[2]
Total insurance finance income (expenses)			6,007,276
Life Insurance Retirement
Investment Income Expenses [Abstract]
Net interest income (expenses)	10,394		26,007
Dividend income	450		3,329
Gains (losses) on valuation and disposal of securities	(3,375)		(34,287)
Gains (losses) on valuation and disposal of loans and receivables	0		0
Gains (losses) on derivatives	(2,269)		(3,073)
Gains (losses) on investments in subsidiaries	0		0
Foreign exchange gains (losses)	1,518		3,650
Other investment income (expenses)	(26,831)		(5,032)
Investment income (expenses) recognized in profit or loss	(20,113)		(9,406)
Investment income (expenses) recognized in other comprehensive income	30,623		(48,682)
Total investment income (expenses)	10,510		(58,088)
Insurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	0		0
Effect of changes in discount rates and financial assumptions	0		0
Effect of exchange rate fluctuations	0		0
Changes in the fair value of the underlying assets of insurance contract with direct participation features	0		0
Other insurance finance income (expenses)	0		0
Insurance finance income (expenses) recognized in profit or loss	0		0
Insurance finance income (expenses) recognized in other comprehensive income	0		0
Total insurance finance income (expenses)	0		0
Reinsurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	0		0
Effect of changes in discount rates and financial assumptions	0		0
Effect of exchange rate fluctuations	0		0
Other reinsurance finance income (expenses)	0		0
Reinsurance finance income (expenses) recognized in profit or loss	0		0
Reinsurance finance income (expenses) recognized in other comprehensive income	0		0
Total reinsurance finance income (expenses)	0		0
Net investment income (expenses)	10,510		(58,088)
Life Insurance Variables
Investment Income Expenses [Abstract]
Net interest income (expenses)	71,348		59,664
Dividend income	33,520		31,155
Gains (losses) on valuation and disposal of securities	446,698		(830,878)
Gains (losses) on valuation and disposal of loans and receivables	0		0
Gains (losses) on derivatives	(9,153)		(17,071)
Gains (losses) on investments in subsidiaries	0		0
Foreign exchange gains (losses)	14,633		67,569
Other investment income (expenses)	23,874		(63)
Investment income (expenses) recognized in profit or loss	580,920		(689,624)
Investment income (expenses) recognized in other comprehensive income	0		0
Total investment income (expenses)	580,920		(689,624)
Insurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	(92,048)		(85,614)
Effect of changes in discount rates and financial assumptions	(106,375)		267,304
Effect of exchange rate fluctuations	(2,792)		(49,771)
Changes in the fair value of the underlying assets of insurance contract with direct participation features	(352,888)		537,304
Other insurance finance income (expenses)	0		0
Insurance finance income (expenses) recognized in profit or loss	(554,103)		669,223
Insurance finance income (expenses) recognized in other comprehensive income	(63,785)		126,971
Total insurance finance income (expenses)	(617,888)		796,194
Reinsurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	0		0
Effect of changes in discount rates and financial assumptions	0		0
Effect of exchange rate fluctuations	0		0
Other reinsurance finance income (expenses)	0		0
Reinsurance finance income (expenses) recognized in profit or loss	0		0
Reinsurance finance income (expenses) recognized in other comprehensive income	0		0
Total reinsurance finance income (expenses)	0		0
Net investment income (expenses)	(36,968)		106,570
Life Insurance Others
Investment Income Expenses [Abstract]
Net interest income (expenses)	497,110		519,848
Dividend income	8,965		70,083
Gains (losses) on valuation and disposal of securities	(129,888)		(332,183)
Gains (losses) on valuation and disposal of loans and receivables	0		0
Gains (losses) on derivatives	(34,523)		(120,356)
Gains (losses) on investments in subsidiaries	(135)		0
Foreign exchange gains (losses)	34,594		64,493
Other investment income (expenses)	93,458		97,061
Investment income (expenses) recognized in profit or loss	469,581		298,946
Investment income (expenses) recognized in other comprehensive income	1,831,878		(3,230,491)
Total investment income (expenses)	2,301,459		(2,931,545)
Insurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	(744,571)		(718,823)
Effect of changes in discount rates and financial assumptions	30,743		87,422
Effect of exchange rate fluctuations	(1,702)		(5,191)
Changes in the fair value of the underlying assets of insurance contract with direct participation features	0		0
Other insurance finance income (expenses)	0		0
Insurance finance income (expenses) recognized in profit or loss	(715,530)		(636,592)
Insurance finance income (expenses) recognized in other comprehensive income	(1,323,613)		3,891,544
Total insurance finance income (expenses)	(2,039,143)		3,254,952
Reinsurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	(1,031)		(990)
Effect of changes in discount rates and financial assumptions	(270)		(251)
Effect of exchange rate fluctuations	(8)		2
Other reinsurance finance income (expenses)	(3)		(4)
Reinsurance finance income (expenses) recognized in profit or loss	(1,312)		(1,243)
Reinsurance finance income (expenses) recognized in other comprehensive income	(3,041)		10,384
Total reinsurance finance income (expenses)	(4,353)		9,141
Net investment income (expenses)	257,963		332,548
Non-life Insurance Long-term Insurance
Investment Income Expenses [Abstract]
Net interest income (expenses)	514,745		511,878
Dividend income	4,210		554
Gains (losses) on valuation and disposal of securities	24,789		(224,117)
Gains (losses) on valuation and disposal of loans and receivables	1,563		(16,345)
Gains (losses) on derivatives	(80,755)		(141,842)
Gains (losses) on investments in subsidiaries	999		(18,001)
Foreign exchange gains (losses)	60,644		136,255
Other investment income (expenses)	(48,446)		(11,501)
Investment income (expenses) recognized in profit or loss	477,749		236,881
Investment income (expenses) recognized in other comprehensive income	1,517,293		(2,949,143)
Total investment income (expenses)	1,995,042		(2,712,262)
Insurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	(726,365)		(684,645)
Effect of changes in discount rates and financial assumptions	0		0
Effect of exchange rate fluctuations	0		0
Changes in the fair value of the underlying assets of insurance contract with direct participation features	0		0
Other insurance finance income (expenses)	4,229		(2,558)
Insurance finance income (expenses) recognized in profit or loss	(722,136)		(687,203)
Insurance finance income (expenses) recognized in other comprehensive income	(1,682,508)		4,199,832
Total insurance finance income (expenses)	(2,404,644)		3,512,629
Reinsurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	12,629		12,741
Effect of changes in discount rates and financial assumptions	0		0
Effect of exchange rate fluctuations	0		0
Other reinsurance finance income (expenses)	359		5,800
Reinsurance finance income (expenses) recognized in profit or loss	12,988		18,541
Reinsurance finance income (expenses) recognized in other comprehensive income	39,381		(80,075)
Total reinsurance finance income (expenses)	52,369		(61,534)
Net investment income (expenses)	(357,233)		738,833
Non-life Insurance General And Automobile
Investment Income Expenses [Abstract]
Net interest income (expenses)	129,246		112,397
Dividend income	29,316		34,276
Gains (losses) on valuation and disposal of securities	48,870		(315,133)
Gains (losses) on valuation and disposal of loans and receivables	(10,400)		(5,430)
Gains (losses) on derivatives	(44,211)		(69,675)
Gains (losses) on investments in subsidiaries	0		0
Foreign exchange gains (losses)	31,552		82,974
Other investment income (expenses)	198,876		173,663
Investment income (expenses) recognized in profit or loss	383,249		13,072
Investment income (expenses) recognized in other comprehensive income	129,012		(262,195)
Total investment income (expenses)	512,261		(249,123)
Insurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	(3,875)		(4,134)
Effect of changes in discount rates and financial assumptions	0		0
Effect of exchange rate fluctuations	(5,416)		(19,970)
Changes in the fair value of the underlying assets of insurance contract with direct participation features	0		0
Other insurance finance income (expenses)	(686)		1,379
Insurance finance income (expenses) recognized in profit or loss	(9,977)		(22,725)
Insurance finance income (expenses) recognized in other comprehensive income	(2,882)		6,463
Total insurance finance income (expenses)	(12,859)		(16,262)
Reinsurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	2,558		2,512
Effect of changes in discount rates and financial assumptions	0		0
Effect of exchange rate fluctuations	4,297		17,799
Other reinsurance finance income (expenses)	(28,312)		2,094
Reinsurance finance income (expenses) recognized in profit or loss	(21,457)		22,405
Reinsurance finance income (expenses) recognized in other comprehensive income	1,755		(5,764)
Total reinsurance finance income (expenses)	(19,702)		16,641
Net investment income (expenses)	479,700		(248,744)
Non-life Insurance Overseas
Investment Income Expenses [Abstract]
Net interest income (expenses)	7,017		7,615
Dividend income	2		2
Gains (losses) on valuation and disposal of securities	(9,160)		202
Gains (losses) on valuation and disposal of loans and receivables	0		(3)
Gains (losses) on derivatives	0		0
Gains (losses) on investments in subsidiaries	0		0
Foreign exchange gains (losses)	(47)		94
Other investment income (expenses)	(1,162)		(997)
Investment income (expenses) recognized in profit or loss	(3,350)		6,913
Investment income (expenses) recognized in other comprehensive income	9,947		(14,132)
Total investment income (expenses)	6,597		(7,219)
Insurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	0		0
Effect of changes in discount rates and financial assumptions	0		0
Effect of exchange rate fluctuations	0		0
Changes in the fair value of the underlying assets of insurance contract with direct participation features	0		0
Other insurance finance income (expenses)	(41)		(1,867)
Insurance finance income (expenses) recognized in profit or loss	(41)		(1,867)
Insurance finance income (expenses) recognized in other comprehensive income	0		0
Total insurance finance income (expenses)	(41)		(1,867)
Reinsurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	0		0
Effect of changes in discount rates and financial assumptions	0		0
Effect of exchange rate fluctuations	0		0
Other reinsurance finance income (expenses)	(269)		1,734
Reinsurance finance income (expenses) recognized in profit or loss	(269)		1,734
Reinsurance finance income (expenses) recognized in other comprehensive income	0		0
Total reinsurance finance income (expenses)	(269)		1,734
Net investment income (expenses)	6,287		(7,352)
Non-life Insurance others
Investment Income Expenses [Abstract]
Net interest income (expenses)	(79,289)		19,479
Dividend income	1,851		285
Gains (losses) on valuation and disposal of securities	8,895		(60,062)
Gains (losses) on valuation and disposal of loans and receivables	1,671		(1,002)
Gains (losses) on derivatives	0		0
Gains (losses) on investments in subsidiaries	0		0
Foreign exchange gains (losses)	0		0
Other investment income (expenses)	66,718		41,102
Investment income (expenses) recognized in profit or loss	(154)		(198)
Investment income (expenses) recognized in other comprehensive income	154,660		(171,628)
Total investment income (expenses)	154,506		(171,826)
Insurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	0		0
Effect of changes in discount rates and financial assumptions	0		0
Effect of exchange rate fluctuations	0		0
Changes in the fair value of the underlying assets of insurance contract with direct participation features	0		0
Other insurance finance income (expenses)	0		0
Insurance finance income (expenses) recognized in profit or loss	0		0
Insurance finance income (expenses) recognized in other comprehensive income	0		0
Total insurance finance income (expenses)	0		0
Reinsurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	0		0
Effect of changes in discount rates and financial assumptions	0		0
Effect of exchange rate fluctuations	0		0
Other reinsurance finance income (expenses)	0		0
Reinsurance finance income (expenses) recognized in profit or loss	0		0
Reinsurance finance income (expenses) recognized in other comprehensive income	0		0
Total reinsurance finance income (expenses)	0		0
Net investment income (expenses)	154,506		(171,826)
Life and Non-life Insurance
Investment Income Expenses [Abstract]
Net interest income (expenses)	1,150,571		1,256,888
Dividend income	78,314		139,684
Gains (losses) on valuation and disposal of securities	386,829		(1,796,458)
Gains (losses) on valuation and disposal of loans and receivables	(7,166)		(22,780)
Gains (losses) on derivatives	(170,911)		(352,017)
Gains (losses) on investments in subsidiaries	864		(18,001)
Foreign exchange gains (losses)	142,894		355,035
Other investment income (expenses)	306,487		294,233
Investment income (expenses) recognized in profit or loss	1,887,882		(143,416)
Investment income (expenses) recognized in other comprehensive income	3,673,413		(6,676,271)
Total investment income (expenses)	5,561,295		(6,819,687)
Insurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	(1,566,859)		(1,493,216)
Effect of changes in discount rates and financial assumptions	(75,632)		354,726
Effect of exchange rate fluctuations	(9,910)		(74,932)
Changes in the fair value of the underlying assets of insurance contract with direct participation features	(352,888)		537,304
Other insurance finance income (expenses)	3,502		(3,046)
Insurance finance income (expenses) recognized in profit or loss	(2,001,787)		(679,164)
Insurance finance income (expenses) recognized in other comprehensive income	(3,072,788)		8,224,810
Total insurance finance income (expenses)	(5,074,575)		7,545,646
Reinsurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	14,156		14,263
Effect of changes in discount rates and financial assumptions	(270)		(251)
Effect of exchange rate fluctuations	4,289		17,801
Other reinsurance finance income (expenses)	(28,225)		9,624
Reinsurance finance income (expenses) recognized in profit or loss	(10,050)		41,437
Reinsurance finance income (expenses) recognized in other comprehensive income	38,095		(75,455)
Total reinsurance finance income (expenses)	28,045		(34,018)
Net investment income (expenses)	₩ 514,765		₩ 691,941

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.